UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001680788

Wheels, LLC[1]
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	Not applicable
Central Index Key Number of underwriter (if applicable):	Not applicable

Greg Blanck, (847) 699-7000
Name and telephone number, including area code, of the person to contact in connection with this filing

__________________________________

[1]	Wheels, LLC, as sponsor, is filing this Form ABS-15G in respect of certain asset backed securities issued by Wheels Fleet Lease Funding 1 LLC, an affiliate issuer.

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures dated February 17, 2022, of Ernst & Young LLP, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Ernst & Young LLP pertaining to Wheels Fleet Lease Funding 1 LLC’s Series 2022-1 Asset Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Wheels, LLC	(Sponsor)

Date	February 22, 2022

	/s/ Greg Blanck	(Signature)*
Name: Greg Blanck
Title: Vice President and Treasurer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated February 17, 2022, of Ernst & Young LLP.